Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000222692
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2005 Fund
Class Name	Investor Class
Trading Symbol	TBLPX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement Blend 2005 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2005 Fund - Investor Class	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date Retirement Income Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, diversifying structural exposure to Treasury inflation protected securities contributed to results for the period.

  On the negative side, a leading detractor from relative results was the fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark. Security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark, also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	10,000	10,000	10,000
8/31/21	10,110	10,011	10,080
11/30/21	10,000	9,951	10,004
2/28/22	9,706	9,603	9,748
5/31/22	9,257	9,040	9,304
8/31/22	8,941	8,858	9,061
11/30/22	9,012	8,673	9,104
2/28/23	9,035	8,670	9,161
5/31/23	9,183	8,847	9,321
8/31/23	9,447	8,753	9,491
11/30/23	9,532	8,776	9,567
2/29/24	10,062	8,958	9,998
5/31/24	10,278	8,962	10,157
8/31/24	10,732	9,391	10,634
11/30/24	10,959	9,379	10,751
2/28/25	11,021	9,479	10,844
5/31/25	11,109	9,451	10,960

Average Annual Return [Table Text Block]
	1 Year	Since Inception 7/26/21
Retirement Blend 2005 Fund (Investor Class)	8.09%	2.77%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.46
S&P Target Date Retirement Income Index (Strategy Benchmark)	7.91	2.41

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 75,959,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 104,000
InvestmentCompanyPortfolioTurnover	43.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$75,959 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Bond Funds	40.5%
Domestic Equity Funds	29.7
International Bond Funds	15.0
International Equity Funds	10.9
Short-Term and Other	3.9

Largest Holdings [Text Block]
T. Rowe Price U.S. Limited Duration TIPS Index Fund	17.8%
T. Rowe Price QM U.S. Bond Index Fund	15.9
T. Rowe Price Equity Index 500 Fund	10.5
T. Rowe Price International Bond Fund (USD Hedged)	6.2
T. Rowe Price International Equity Index Fund	5.4
T. Rowe Price Hedged Equity Fund	4.2
T. Rowe Price Value Fund	3.9
T. Rowe Price Dynamic Global Bond Fund	3.8
T. Rowe Price Growth Stock Fund	3.6
T. Rowe Price Emerging Markets Bond Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222693
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2005 Fund
Class Name	I Class
Trading Symbol	TBLAX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement Blend 2005 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2005 Fund - I Class	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date Retirement Income Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, diversifying structural exposure to Treasury inflation protected securities contributed to results for the period.

  On the negative side, a leading detractor from relative results was the fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark. Security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark, also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	500,000	500,000	500,000
8/31/21	505,500	500,558	504,004
11/30/21	500,000	497,555	500,211
2/28/22	485,955	480,173	487,407
5/31/22	462,984	452,013	465,187
8/31/22	447,671	442,914	453,053
11/30/22	451,754	433,671	455,187
2/28/23	452,758	433,491	458,063
5/31/23	460,163	442,327	466,074
8/31/23	473,386	437,629	474,541
11/30/23	478,146	438,788	478,332
2/29/24	504,538	447,914	499,907
5/31/24	515,919	448,102	507,850
8/31/24	539,222	469,562	531,711
11/30/24	551,144	468,955	537,532
2/28/25	553,994	473,930	542,209
5/31/25	558,985	472,563	548,002

Average Annual Return [Table Text Block]
	1 Year	Since Inception 7/26/21
Retirement Blend 2005 Fund (I Class)	8.35%	2.94%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.46
S&P Target Date Retirement Income Index (Strategy Benchmark)	7.91	2.41

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 75,959,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 104,000
InvestmentCompanyPortfolioTurnover	43.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$75,959 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Bond Funds	40.5%
Domestic Equity Funds	29.7
International Bond Funds	15.0
International Equity Funds	10.9
Short-Term and Other	3.9

Largest Holdings [Text Block]
T. Rowe Price U.S. Limited Duration TIPS Index Fund	17.8%
T. Rowe Price QM U.S. Bond Index Fund	15.9
T. Rowe Price Equity Index 500 Fund	10.5
T. Rowe Price International Bond Fund (USD Hedged)	6.2
T. Rowe Price International Equity Index Fund	5.4
T. Rowe Price Hedged Equity Fund	4.2
T. Rowe Price Value Fund	3.9
T. Rowe Price Dynamic Global Bond Fund	3.8
T. Rowe Price Growth Stock Fund	3.6
T. Rowe Price Emerging Markets Bond Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless